Summary of Significant Accounting Policies - Schedule of Carrying Amounts of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Tangible assets	€ 5,230	€ 794
Loss carried forward	(145,351)	(136,505)
Non-current financial liabilities	36,830	15,007
Current financial liabilities	€ 5,507	2,000
As reported 31.12.2018 [Member]
Statement Line Items [Line Items]
Tangible assets		794
Loss carried forward		(145,383)
Non-current financial liabilities		13,462
Current financial liabilities		165
Amendment IFRS 16 [Member]
Statement Line Items [Line Items]
Tangible assets		2,335
Loss carried forward		32
Non-current financial liabilities		1,698
Current financial liabilities		606
01/01/2019 [Member]
Statement Line Items [Line Items]
Tangible assets		3,129
Loss carried forward		(145,350)
Non-current financial liabilities		15,160
Current financial liabilities		€ 771